Shareholders' Equity (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Jul. 26, 2023 ₪ / shares shares	May 23, 2023 shares	Apr. 28, 2023 USD ($) shares	Dec. 29, 2022 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 ₪ / shares shares	Dec. 31, 2023 $ / shares shares	Jul. 26, 2023 $ / shares	Dec. 31, 2022 shares	Jan. 19, 2022 shares	Jan. 02, 2022 shares	Sep. 03, 2019 ₪ / shares shares
Shareholders' Equity [Line Items]
Ordinary shares, par value (in New Shekels per share) | ₪ / shares	₪ 0.01					₪ 0.01						₪ 0.01
Common stock share issued						57,778,628	57,778,628		55,094,237
Warrants to purchase	2,142,858
Warrants exercise price per share (in Dollars per share) | $ / shares								$ 19
Ordinary shares reserved						1,220,446	1,220,446
Unrecognized share-based compensation expense (in Dollars) | $					$ 15,721
Average remaining vesting period					1 year 10 months 24 days
Employees, officers awards to purchase					545,105
Average exercise price per share (in Dollars per share) | $ / shares							$ 11.22
Stock options term					10 years
Percentage of granted options vested					25.00%
Restricted stock unit		35,500
Exercised					286,141
Expense of attributable to RSUs (in Dollars) | $					$ 642
Granted employees shares					545,105
Nanox AI [Member]
Shareholders' Equity [Line Items]
Common stock share issued										89,286
Additional ordinary shares issued				2,648,424
Additional ordinary shares amount issued (in Dollars) | $				$ 18,617
Exercised					34,750
USARAD Holding Inc. [Member]
Shareholders' Equity [Line Items]
Additional ordinary shares issued			255,392
Additional ordinary shares amount issued (in Dollars) | $			$ 1,561
Chief Executive Officer [Member]
Shareholders' Equity [Line Items]
Common stock share issued											2,953
Board of Directors [Member]
Shareholders' Equity [Line Items]
Common stock share issued												8,041,936
Warrant [Member]
Shareholders' Equity [Line Items]
Ordinary shares purchased	2,100,000
Purchase price per share (in Dollars per share) | $ / shares								$ 14
Warrant [Member] | Nanox AI [Member]
Shareholders' Equity [Line Items]
Ordinary shares purchased	2,142,858
Restricted Stock Units (RSUs) [Member]
Shareholders' Equity [Line Items]
Granted employees shares					13,063
Restricted Stock Units (RSUs) [Member] | Nanox AI [Member]
Shareholders' Equity [Line Items]
Granted employees shares					18,326